SEMI-ANNUAL REPORT JANUARY 31, 2002 (UNAUDITED)



                                              JPMORGAN FUNDS




                                   [GRAPHIC]



                                              INCOME FUNDS

                                              Fleming Emerging Markets Debt Fund







                                              [LOGO]JPMORGAN FLEMING
                                              Asset Management

CONTENTS



President's Letter                                           1

JPMorgan Fleming Emerging Markets Debt Fund
Fund Commentary                                              3

Portfolio of Investments                                     4

Financial Statements                                         9

Notes to Financial Statements                               12








HIGHLIGHTS

- Hopes of an economic rebound were dashed in September when economic data showed a major decline in employment, industrial production and consumer confidence.

- The terrorist attacks of September 11th further delayed any recovery.

- Expectations of a global recovery in 2002 and an end to the market dislocation caused by the events of September 11th led to a broad-based rally late in the year.




          NOT FDIC INSURED        May lose value / No bank guarantee
     JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN FLEMING EMERGING
         MARKETS DEBT FUND
         AS OF JANUARY 31, 2002


PRESIDENT'S LETTER                                                 MARCH 4, 2002


DEAR SHAREHOLDER:
We are pleased to present this semi-annual report for the JPMorgan Fleming Emerging Markets Debt Fund for the six-month period ended January 31, 2002. During the period, the Fund returned 8.45% while the Emerging Markets Bond Index Global, the Fund's benchmark, returned 2.88%.

U.S. ECONOMY IN RECESSION
When the reporting period began in August, the U.S. economy showed signs of strengthening. A rebound was predicted by early 2002. These hopes were dashed in September when economic data showed a major decline in employment, industrial production and consumer confidence. Then came the terrorist attacks of September 11th, delaying any recovery.

The Federal Reserve Board maintained its accommodative monetary policy and lowered interest rates again after the attacks. By the end of the year, the Fed funds rate stood at 1.75%. The Fed's easing posture made the extended sectors particularly attractive. When the Fed lowers interest rates, emerging markets debt offers more attractive yields than Treasuries.

YEAR-END RALLY IN EMERGING MARKETS DEBT
Expectations of a global recovery in 2002 and an end to the market dislocation caused by the events of September 11th led to a broad-based rally late in 2001. The rally led a number of countries to issue new bonds or reopen sales of outstanding issues. The high price of the new bonds, plus the market's difficulty in absorbing the supply, stalled the rally in mid-January. Renewed worries about Argentina's economic crisis also held back returns.

While the emerging markets performed well, JPMorgan Fleming Emerging Markets Debt Fund was particularly well positioned to take advantage of the rally. The Fund strongly outperformed its benchmark primarily because the management team recognized the Argentine situation and sold virtually all Argentine positions. The team also appreciated that the Argentine default was an isolated development and that the broader global economic recovery would lead to strong returns elsewhere. Also contributing to performance were overweights in Russia, Ecuador, Peru and Turkey, as well as underweights in Venezuela and Korea.

As for the future, the management team maintains a positive outlook. A global economic recovery led by the United States appears to be on the horizon. To capture the performance that will come from it, they added to positions in



                                  (UNAUDITED)
lower-rated credits during the period, including Brazil, Russia, and Turkey. They also reduced some defensive positions in out-of-index, high-grade emerging markets countries such as Costa Rica and Trinidad and Tobago.

Unless there is a setback in the global economic recovery or renewed concern about terrorism, the management team expects ongoing positive returns in emerging markets debt. They continue to work hard on your behalf and are doing an excellent job maintaining good performance. The portfolio management team and all of us here would like to thank you for your continued investment and anticipate serving your investment needs for many years to come.

Sincerely,


/s/ George C. W. Gatch

George C. W. Gatch
President
JPMorgan Funds

                                                          AS OF JANUARY 31, 2002


AVERAGE ANNUAL TOTAL RETURNS

                                                            SINCE INCEPTION
                             1 YEAR           3 YEARS             (4/17/97)
Select Shares                 1.92%            17.70%                 6.95%


LIFE OF FUND PERFORMANCE (4/17/97 TO 1/31/02)

[CHART]

                  JPMORGAN FLEMING
                EMERGING MARKETS DEBT     EMERGING MARKETS         LIPPER EMERGING MARKETS
                 FUND (SELECT SHARES)     BOND INDEX GLOBAL          DEBT FUNDS AVERAGE
04/97                 $1,000,000              $1,000,000                 $1,000,000
04/97                 $1,020,000              $1,000,000                 $1,000,000
05/97                 $1,051,008              $1,033,899                 $1,035,900
06/97                 $1,068,034              $1,056,539                 $1,062,212
07/97                 $1,090,036              $1,100,206                 $1,097,690
08/97                 $1,078,917              $1,094,862                 $1,091,652
09/97                 $1,105,783              $1,125,251                 $1,122,000
10/97                   $986,026              $1,006,013                 $1,016,981
11/97                 $1,034,835              $1,048,673                 $1,053,491
12/97                 $1,053,462              $1,074,322                 $1,081,724
01/98                 $1,051,144              $1,079,486                 $1,077,938
02/98                 $1,080,891              $1,108,015                 $1,108,121
03/98                 $1,107,373              $1,133,173                 $1,138,483
04/98                 $1,108,481              $1,135,793                 $1,138,483
05/98                 $1,072,455              $1,101,502                 $1,090,667
06/98                 $1,033,310              $1,073,590                 $1,045,949
07/98                 $1,045,090              $1,079,856                 $1,054,003
08/98                   $763,229                $784,615                   $716,828
09/98                   $808,794                $852,410                   $761,988
10/98                   $862,417                $906,861                   $809,231
11/98                   $914,162                $969,035                   $875,750
12/98                   $885,640                $950,297                   $852,017
01/99                   $846,141                $928,642                   $827,820
02/99                   $855,702                $937,825                   $838,581
03/99                   $920,650                $999,964                   $892,502
04/99                 $1,000,286              $1,061,462                   $957,298
05/99                   $930,566              $1,006,641                   $904,742
06/99                   $974,954              $1,045,319                   $939,575
07/99                   $949,995              $1,027,899                   $925,669
08/99                   $944,675              $1,028,570                   $922,337
09/99                   $977,267              $1,060,906                   $949,361
10/99                 $1,019,582              $1,098,490                   $984,962
11/99                 $1,050,782              $1,127,930                 $1,017,761
12/99                 $1,115,615              $1,180,153                 $1,068,853
01/00                 $1,104,459              $1,161,978                 $1,056,347
02/00                 $1,194,803              $1,224,377                 $1,119,939
03/00                 $1,237,099              $1,257,680                 $1,146,930
04/00                 $1,206,419              $1,234,538                 $1,119,174
05/00                 $1,163,471              $1,206,021                 $1,086,047
06/00                 $1,229,789              $1,262,221                 $1,141,327
07/00                 $1,274,061              $1,298,194                 $1,171,229
08/00                 $1,311,901              $1,339,607                 $1,207,303
09/00                 $1,281,727              $1,325,139                 $1,182,795
10/00                 $1,254,426              $1,298,239                 $1,152,752
11/00                 $1,232,975              $1,293,007                 $1,139,495
12/00                 $1,285,377              $1,350,158                 $1,185,189
01/01                 $1,353,373              $1,415,235                 $1,248,834
02/01                 $1,332,802              $1,396,413                 $1,232,724
03/01                 $1,306,013              $1,380,773                 $1,215,342
04/01                 $1,295,303              $1,374,145                 $1,210,359
05/01                 $1,333,126              $1,407,262                 $1,243,281
06/01                 $1,361,122              $1,428,793                 $1,266,655
07/01                 $1,272,105              $1,354,782                 $1,219,915
08/01                 $1,332,402              $1,415,476                 $1,265,784
09/01                 $1,270,979              $1,369,190                 $1,213,127
10/01                 $1,278,732              $1,369,874                 $1,236,056
11/01                 $1,307,119              $1,352,340                 $1,281,913
12/01                 $1,346,856              $1,368,433                 $1,317,166
01/02                 $1,379,614              $1,393,749                 $1,347,066

Source: Lipper Analytical Services. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 4/17/97.

The mountain chart illustrates comparative performance for $1,000,000 invested in the Select Shares of the JPMorgan Fleming Emerging Markets Debt Fund, Emerging Markets Bond Index Global and Lipper Emerging Markets Debt Funds Average from April 17, 1997 to January 31, 2002. The performance of the Fund does not include sales charges, but does include reinvestment of all distributions.

The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Emerging Markets Bond Index Global is an unmanaged index which tracks total return for external currency-denominated debt (Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments) in emerging markets. The Lipper Emerging Markets Debt Funds Average describes the average total return for all funds in the Lipper category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

The Select Shares have a minimum investment of $1,000,000 and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING EMERGING MARKETS
         DEBT FUND
         PORTFOLIO OF INVESTMENTS

As of January 31, 2002 (unaudited)
(Amounts in Thousands)

   PRINCIPAL
    AMOUNT
     (USD)      ISSUER                                                     VALUE
------------------------------------------------------------------------------------
      Long-Term Investments -- 96.9%
------------------------------------------------------------------------------------
                FOREIGN GOVERNMENT SECURITIES -- 80.1%

                Argentina -- 1.2%
                Republic of Argentina,
    $   10       2.25%, 06/19/18                                          $    2
       514       7.00%, 12/19/08                                             145
       255       FRN, 3.00%, 03/31/23                                        116
       733       Ser. 2031, 12.00%, 06/19/31                                 165
                                                                       -----------
                                                                             428

                Brazil -- 20.1%
       300      Banco Nacional De Desenvolvimento Economico e Social,
                Ser. REGS, 11.25%, 09/20/05                                  305
       300      12.21%, 06/16/08                                             277
                Federal Republic of Brazil,
     1,020       8.88%, 04/15/24                                             678
       320       10.13%, 05/15/27                                            235
     1,147       11.00%, 08/17/40                                            881
       310       11.63%, 04/15/04                                            322
       700       12.25%, 03/06/30                                            606
       240       12.75%, 01/15/20                                            220
        49       14.50%, 10/15/09                                             52
     1,246       C-Bonds, 8.00%, 04/15/14                                    960
       526       FRN, 3.18%, 04/15/06                                        467
       460       FRN, 3.19%, 04/15/24                                        331
       728       FRN, 3.25%, 04/15/09                                        588
     1,285       FRN, 3.25%, 04/15/12                                        901
       330       Ser. 30, 6.00%, 04/15/24                                    225
       216       Ser. 20-TR, 8.00%, 04/15/14                                 167
                                                                       -----------
                                                                           7,215

                Bulgaria -- 3.6%
                National Republic of Bulgaria,
       490       FRN, PDI, 2.81%, 07/28/11*                                  422
       270       FRN, 4.56%, 07/28/24                                        234
       700       Ser. A, FRN, 2.81%, 07/28/12                                619
                                                                       -----------
                                                                           1,275

                Colombia -- 3.4%
                Republic of Colombia,
        70       7.63%, 02/15/07                                              65
        70       9.75%, 04/23/09                                              69
       359       9.75%, 04/09/11                                             368
       235       10.00%, 01/23/12                                            226
       510       11.75%, 02/25/20                                            502
                                                                       -----------
                                                                           1,230

                Costa Rica -- 1.0%
       350      Republic of Costa Rica, #, 8.11%,                            358
                02/01/12

                Ecuador -- 2.9%
                Republic of Ecuador,
     1,612       5.00%, 08/15/30                                             822
       254       12.00%, 11/15/12                                            198
                                                                       -----------
                                                                           1,020


                       See notes to financial statements.

   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
------------------------------------------------------------------------------------
                Egypt -- 0.8%
    $  280      Republic of Egypt, 8.75%, 07/11/11                        $  277

                Mexico -- 11.3%
       260      Bancomext Trust Division, #, 11.25%,                         302
                05/30/06
                United Mexican States,
       250       6.25%, 12/31/19                                             233
       450       7.50%, 01/14/12                                             444
       290       8.13%, 12/30/19                                             286
       190       8.38%, 01/14/11                                             198
       410       8.63%, 03/12/08                                             443
       300       9.88%, 02/01/10                                             338
       585       11.38%, 09/15/16                                            730
       510       11.50%, 05/15/26                                            657
       250       FRN, 0.00%, 06/30/03                                          0
       420       MTN, 8.30%, 08/15/31                                        416
                                                                       -----------
                                                                           4,047

                Morocco -- 0.0%
         4      Kingdom of Morocco, FRN, 2.16%,                                3
                01/01/09

                Nigeria -- 0.5%
       250      Central Bank of Nigeria, 6.25%, 11/15/20                     177

                Pakistan -- 0.5%
       188      Islamic Republic of Pakistan, #, 10.00%,                     179
                12/13/05

                Panama -- 1.7%
                Republic of Panama,
       190       8.25%, 04/22/08                                             189
        15       8.88%, 09/30/27                                              14
       160       8.88%, 09/30/27                                             149
       309       2.63%, 07/17/16                                             262
                                                                       -----------
                                                                             614

                Peru -- 4.7%
                Republic of Peru,
       635       4.00%, 03/07/17                                             468
     1,260       4.50%, 03/07/17                                           1,002
       255       PDI, SUB, 4.50%, 03/07/17*                                  203
                                                                       -----------
                                                                           1,673

                Philippines -- 3.6%
                Republic of Philippines,
       570       9.88%, 01/15/19                                             546
       600       10.63%, 03/16/25                                            593
       170       Ser. B, 6.50%, 12/01/17                                     147
                                                                       -----------
                                                                           1,286

                Russia -- 17.0%
                Russian Federation,
       560       8.25%, 03/31/10                                             509
       850       10.00%, 06/26/07                                            866
       300       11.00%, 07/24/18                                            305
       420       12.75%, 06/24/28                                            476
       829       #, 8.25%, 03/31/10                                          754
       100       #, 10.00%, 06/26/07                                         102


                       See notes to financial statements.

   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
------------------------------------------------------------------------------------
                Russia -- Continued
    $1,810       SUB, 5.00%, 03/31/30                                    $ 1,109
     3,178       SUB, #, 5.00%, 03/31/30                                   1,947
                                                                       -----------
                                                                           6,068

                Trinidad/Tobago -- 0.8%
       250      Republic of Trinidad & Tobago,                               276
                #, 9.75%, 07/01/20

                Turkey -- 4.2%
                Republic of Turkey,
       490       11.38%, 11/27/06                                            516
       465       11.88%, 01/15/30                                            464
       490       12.38%, 06/15/09                                            512
                                                                       -----------
                                                                           1,492

                Ukraine -- 1.5%
       543      Republic of Ukraine, 11.00%, 03/15/07                        530

                Venezuela -- 2.1%
                Republic of Venezuela,
       140       9.25%, 09/15/27                                              84
       131       Ser. B, 3.44%, 03/31/07                                      95
       571       Ser. DL, FRN, 2.87%, 12/18/07                               406
       250       Ser. W-A, 6.75%, 03/31/20                                   178
                                                                       -----------
                                                                             763
------------------------------------------------------------------------------------
                Total Foreign Government Securities                       28,911
                (Cost $25,555)
------------------------------------------------------------------------------------

                U.S. TREASURY SECURITIES -- 8.5%
                United States -- 8.5%
                U.S. Treasury Notes & Bonds,
     3,000       5.00%, 08/15/11                                           2,993
        50       6.13%, 08/15/29@                                             53
------------------------------------------------------------------------------------
                Total U.S. Treasury Securities                             3,046
                (Cost $3,038)
------------------------------------------------------------------------------------

                CORPORATE NOTES & Bonds -- 7.6%
                Argentina -- 0.1%
       250      Cablevision SA, 13.75%, 05/01/09                              35

                Bermuda -- 0.1%
       300      APP China Group Ltd., #, 14.00%,                              42
                03/15/10

                Brazil -- 1.6%
       250      Globo Comunicacoes e Participacoes SA,                       168
                10.63%, 12/05/08

       550      Trikem SA, #, 10.63%, 07/24/07                               414
                                                                       -----------
                                                                             582

                Luxembourg -- 0.9%
       320      Mobile Telesystmes Fin SA, #,                                320
                10.95%, 12/21/04


                       See notes to financial statements.

   PRINCIPAL
    AMOUNT      ISSUER                                                     VALUE
------------------------------------------------------------------------------------
      Long-Term Investments -- Continued
------------------------------------------------------------------------------------
                Mauritius -- 0.2%
    $  340      Indah Kiat Fin Mauritius, 10.00%,                         $   75
                07/01/07

                Mexico -- 2.7%
       200      BBVA Bancomer Capital Trust I, 10.50%,
                 02/16/11                                                    222
       100      Petroleos Mexicanos, 9.25%, 03/30/18                         104
       120      Sanluis Corp. SA de C.V., 8.88%, 03/18/08                     23
       400      Telefonos de Mexico SA, Ser. REGS,
                 8.25%, 01/26/06                                             422
                                                                       -----------
                                                                             771

                South Korea -- 0.9%
       290      Hanvit Bank, SUB, 12.75%, 03/01/10                           332

                United States -- 1.0%
                Pemex Project Funding Master Trust
       160       7.88%, 02/01/09                                             159
       190       #, 9.13%, 10/13/10                                          200
       180       Ser. REGS, 9.13%, 10/13/10                                  190
                                                                       -----------
                                                                             549
------------------------------------------------------------------------------------
                Total Corporate Notes & Bonds                              2,706
                (Cost $3,360)
------------------------------------------------------------------------------------
                Total Long Term Investments                               34,663
                (Cost $31,953)
------------------------------------------------------------------------------------

                Short-Term Investments -- 3.1%
------------------------------------------------------------------------------------


    SHARES
                MONEY MARKET FUND -- 3.1%
                United States -- 3.1%
     1,091      JPMorgan Prime Money Market Fund (a)                       1,091
------------------------------------------------------------------------------------
                Total Money Market Fund                                    1,091
                (Cost $1,091)
------------------------------------------------------------------------------------
                Total Investments -- 100.0%                              $35,754
                (Cost $33,044)
------------------------------------------------------------------------------------


                       See notes to financial statements.

Future Contract

                                                               NOTIONAL
   NUMBER                                                      VALUE AT     UNREALIZED
     OF                                        EXPIRATION      10/31/01    DEPRECIATION
  CONTRACTS     DESCRIPTION                       DATE           (USD)         (USD)
---------------------------------------------------------------------------------------
                Long Future Outstanding
---------------------------------------------------------------------------------------
       3        10-Year U.S. Treasury Notes    March, 2002       $318          $(1)

INDEX:
*      -- Non-income producing security.
#      -- All or a portion of this security is a 144A security and can only be sold to qualified institutional buyers.
@      -- All or a portion of this security is segregated for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management.
(d)    -- Defaulted Security.
FRN    -- Floating Rate Note. The maturity date is the actual maturity date; the rate shown is the rate in effect as of January 31, 2002.
MTN    -- Medium Term Note.
PDI    -- Past Due Interest.
Ser.   -- Series.
SUB    -- Step-up Bond. The maturity date shown is the earlier of the call date or the maturity date; the rate shown is in effect as of January 31, 2002.




                       See notes to financial statements.

JPMorgan FLEMING EMERGING
         MARKETS DEBT FUND
         STATEMENT OF ASSETS AND LIABILITIES
         As of January 31, 2002 (unaudited)

(Amounts in thousands, except per share amounts)

--------------------------------------------------------------------------------------
    ASSETS:
      Investment securities, at value                                     $35,754
      Cash                                                                     10
      Foreign currency, at value                                               24
      Receivables:
       Investment securities sold                                             184
       Interest and dividends                                                 814
       Fund shares sold                                                        30
       Variation margin on futures contracts                                    1
       Expense reimbursement                                                    3
--------------------------------------------------------------------------------------
    Total Assets                                                           36,820
--------------------------------------------------------------------------------------
    LIABILITIES:
      Payables:
       Dividends                                                              274
       Investment securities purchased                                        668
      Accrued liabilities:
       Investment advisory fees                                                36
       Administration fees                                                      4
       Shareholder servicing fees                                               5
       Custodian fees                                                           3
       Other                                                                   79
--------------------------------------------------------------------------------------
    Total Liabilities                                                       1,069
--------------------------------------------------------------------------------------
    NET ASSETS:
      Paid-in capital                                                      38,722
      Accumulated undistributed net investment income                         373
      Accumulated net realized loss on investments                         (6,023)
      Net unrealized appreciation of investments,
      futures, and foreign exchange transactions                            2,679
--------------------------------------------------------------------------------------
    Total Net Assets                                                      $35,751
--------------------------------------------------------------------------------------
    Shares of beneficial interest outstanding
    ($0.001 par value: unlimited number of shares authorized):              4,445
    Net Asset Value, redemption and offering price per share              $  8.04
--------------------------------------------------------------------------------------
    Cost of investments                                                   $33,044
--------------------------------------------------------------------------------------
    Cost of foreign currency                                              $    54
--------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FLEMING EMERGING
        MARKETS DEBT FUND
        STATEMENT OF OPERATIONS
        For the six months ended January 31, 2002 (unaudited)

(Amounts in thousands)

-----------------------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                                     $  1,592
      Dividend income from affiliated investments*                                        9
      Allocated investment income from portfolio                                        470
      Allocated portfolio expenses                                                      (39)
      Less: Foreign taxes withheld                                                       (3)
-----------------------------------------------------------------------------------------------
    Total investment income                                                           2,029
-----------------------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                                           94
      Administration fees                                                                20
      Shareholder servicing fees                                                         44
      Custodian and accounting fees                                                      42
      Printing and postage                                                                6
      Professional fees                                                                  18
      Registration fees                                                                   9
      Transfer agent fees                                                                12
      Other                                                                               4
-----------------------------------------------------------------------------------------------
    Total expenses                                                                      249
-----------------------------------------------------------------------------------------------
      Less amounts waived                                                                56
      Less expense reimbursements                                                        12
      Less earnings credits                                                               1
-----------------------------------------------------------------------------------------------
        Net expenses                                                                    180
-----------------------------------------------------------------------------------------------
    Net investment income                                                             1,849
-----------------------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN
    (LOSS)ON INVESTMENTS:
      Net realized gain (loss) on transactions from:
        Investments                                                                  (2,640)
        Investments allocated from portfolio                                            142
        Futures                                                                         (13)
      Change in net unrealized appreciation/depreciation of:
        Investments                                                                   2,710
        Investments allocated from portfolio                                            883
        Futures                                                                          (1)
        Foreign exchange translations                                                   (30)
-----------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments, portfolio,
      futures, and foreign exchange translations                                      1,051
-----------------------------------------------------------------------------------------------
      Net increase in net assets from operations                                   $  2,900
-----------------------------------------------------------------------------------------------
*     Includes reimbursements of investment advisory,
      administration and shareholder servicing fees:                               $      1


                       See notes to financial statements.

JPMorgan FLEMING EMERGING
         MARKETS DEBT FUND
         STATEMENT OF CHANGES IN NET ASSETS
         For the periods indicated (unaudited)

(Amounts in thousands)

                                                                      8/1/01         YEAR
                                                                     THROUGH        ENDED
                                                                     1/31/02       7/31/01
-----------------------------------------------------------------------------------------------
    INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
      Net investment income                                          $ 1,849       $ 2,616
      Net realized loss from investment,
      portfolio and futures transactions                              (2,511)         (498)
      Change in net unrealized appreciation/depreciation
      from investment, portfolio, futures contracts
      and foreign exchange translations                                3,562        (3,000)
-----------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations              2,900          (882)
-----------------------------------------------------------------------------------------------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                           (1,852)       (2,610)
-----------------------------------------------------------------------------------------------
    INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares issued                                      5,070        33,672
      Dividends reinvested                                             1,710         2,207
      Cost of shares redeemed                                         (7,555)      (17,072)
-----------------------------------------------------------------------------------------------
        Increase (decrease) from capital share transactions             (775)       18,807
-----------------------------------------------------------------------------------------------
        Total increase in net assets                                     273        15,315
-----------------------------------------------------------------------------------------------
    NET ASSETS:
      Beginning of period                                             35,478        20,163
-----------------------------------------------------------------------------------------------
      End of period                                                  $35,751       $35,478
-----------------------------------------------------------------------------------------------
    Undistributed net investment income                              $   373       $   376
-----------------------------------------------------------------------------------------------
    SHARE TRANSACTIONS:
      Issued                                                             630         3,978
      Reinvested                                                         219           285
      Redeemed                                                          (942)       (2,025)
-----------------------------------------------------------------------------------------------
    Change in Shares                                                     (93)        2,238
-----------------------------------------------------------------------------------------------


                       See notes to financial statements.

JPMorgan FLEMING EMERGING
         MARKETS DEBT FUND
         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
J.P. Morgan Funds ("JPMF") was organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-ended management investment company. JPMF was organized on November 4, 1992.

In connection with the Plans of Reorganization ("Reorganization") (see Reorganization Note 2) that were implemented on September 10, 2001 the new name of the separate series of JPMF is JPMorgan Fleming Emerging Markets Debt Fund ("EMDF") (formerly J.P. Morgan Emerging Markets Debt Fund).

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prior to September 10, 2001, EMDF utilized a Master Feeder Fund Structure where the Fund sought to achieve its investment objectives by investing all of its investable assets in the Emerging Markets Debt Portfolio. EMDF now invests directly in portfolio securities.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the fund is invested.

A. SECURITY VALUATIONS -- Securities traded on principal securities exchanges are valued at the last reported sale price, or mean of the last bid and ask prices when no last sales price is available. Securities traded over-the counter and certain foreign securities are valued at the last quoted bid price from a market maker or dealer. When valuations are not readily available, securities are valued at fair value determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. REPURCHASE AGREEMENTS -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

The Fund invests in exchange-traded interest rate futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of short futures contracts subject the Fund to unlimited risk of loss. Use of long futures contracts subject the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of futures contracts.

The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counter-party to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of January 31, 2002, the Fund had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis.

1. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the periods, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

F. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

G. FEDERAL INCOME TAXES -- The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

H. FOREIGN TAXES -- The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

I. DISTRIBUTION TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary difference") such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

2. REORGANIZATION
Prior to the open of business on September 10, 2001, the Fund had utilized the Master Feeder Fund Structure. Below is the Statement of Operations for the Emerging Markets Debt Portfolio ("Master Portfolio") for the period August 31, 2001 through September 9, 2001:

(in thousands)
---------------------------------------------------------------------------------
    INVESTMENT INCOME:
      Interest                                                           $ 463
      Dividend income from affiliated investments*                           7
---------------------------------------------------------------------------------
        Total investment income                                            470
---------------------------------------------------------------------------------
    EXPENSES:
      Investment advisory fees                                              28
      Administrative service fee                                             1
      Custodian fees                                                         4
      Professional fees                                                      5
      Other                                                                  1
---------------------------------------------------------------------------------
        Total expenses                                                      39
---------------------------------------------------------------------------------
           Net investment income                                           431
---------------------------------------------------------------------------------
    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on transactions from:
        Investments                                                         41
        Futures                                                            101
      Change in net unrealized appreciation (depreciation) of:
        Investments                                                        968
        Futures                                                            (85)
---------------------------------------------------------------------------------
      Net realized and unrealized gain investments and futures            1025
---------------------------------------------------------------------------------
           Net increase in net assets from operations                    $1456
---------------------------------------------------------------------------------
*     Includes reimbursements of investment advisory and
      administrative service fees:                                       $  -- ^

^ Amount rounds to less than one thousand.

The master allocated all of its income and expenses to J.P. Morgan Emerging Markets Debt Fund from August 1, 2001 through September 9, 2001.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM") (the "Advisor"), an affiliate of JPMorgan Chase Bank ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co., acts as the investment advisor to the Fund. As investment advisor, JPMIM supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.70% of the average daily net assets for the Fund.

The Advisor waived fees as outlined in Note 3.F.

The Fund may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMorgan Chase Bank (the "Administrator") provides certain administration services and facilities to the Fund at a fee accrued daily and paid monthly at the annual rate of 0.15% of the average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion.

Prior to September 10, 2001, the Administrator received a fee computed daily and paid monthly at the annual rate equal to 0.10% of the respective Fund's average daily net assets. Effective September 10, 2001, the Trustees approved a new combined Administration agreement that eliminated the paying of sub-administration fees (0.05% annualized)directly by the Fund.

BISYS Fund Services, L.P. ("BISYS") serves as the Fund's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.

C. DISTRIBUTION PLANS -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Funds exclusive underwriter and promotes and arranges for the sale of the Fund's shares.

D. SHAREHOLDER SERVICING FEE -- The Fund has entered into a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to the Fund's shareholders. For these services Morgan receives a fee that is computed daily and paid monthly based on the Fund's average daily net assets at a rate of 0.25%. In addition, Morgan, Charles Schwab & Co. ("Schwab") and JPMF are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Fund available to customers and investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under Schwab Agreements; however, in the event the services agreement with Schwab is terminated for the reasons other than a breach by Schwab and the relationship between JPMF and Morgan is terminated, the Fund would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

E. CUSTODIAN AND ACCOUNTING FEES -- Morgan provides portfolio custody services and portfolio accounting services for the Fund. Compensation for such services is presented in the Statement of Operations as Custodian and accounting fees. Morgan began providing portfolio accounting and custody services to the Fund effective September 10, 2001. The amount paid to Morgan by the Fund for such services is $35,083. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the six months ended January 31, 2002, the Fund's vendors waived fees and the Administrator contractually reimbursed expenses for the Fund as follows (in thousands):

CONTRACTUAL WAIVERS:

   FUND    INVESTMENT ADVISORY   ADMINISTRATION   CONTRACTUAL REIMBURSEMENTS
------------------------------------------------------------------------------
   EMDF            $49                 $7                     $12

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

4. INVESTMENT TRANSACTIONS
For the six months ended January 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):

                PURCHASES           SALES          PURCHASES         SALES
             (EXCLUDING U.S.   (EXCLUDING U.S.      OF U.S.         OF U.S.
   FUND        GOVERNMENT)       GOVERNMENT)      GOVERNMENT      GOVERNMENT
------------------------------------------------------------------------------
   EMDF         $19,749            $19,943          $6,092          $3,157


* Prior to the open of business on September 10, 2001, the Fund invested all of its investable assets in The Emerging Markets Debt Portfolio. The purchases and sales disclosed prior to September 10, 2001 are those of the Portfolio.

5. BANK BORROWINGS
The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Fund, along with certain other funds managed by JPMIM, have a $150 million bank line of credit agreement with Morgan, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the commitment amount. This agreement will expire on June 20, 2002.

The Fund had no borrowings outstanding at January 31, 2002, nor at anytime during the six months then ended.

6. CONCENTRATIONS OF RISK
From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

7. CORPORATE EVENT
On November 10, 2001, Morgan Guarantee Trust Company of New York merged with and into The Chase Manhattan Bank to create The JPMorgan Chase Bank.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                                            EMERGING MARKETS DEBT FUND
                                                          ------------------------------------------------------------------------
                                                            8/1/01           YEAR ENDED           1/1/99       YEAR        4/17/97*
                                                           THROUGH     ---------------------     THROUGH      ENDED        THROUGH
                                                           1/31/02      7/31/01      7/31/00     7/31/99     12/31/98     12/31/97
                                                          --------     --------     --------    --------    ---------    ---------
Per share operating performance
Net asset value, beginning of period                        $ 7.82      $  8.77       $ 7.29      $ 7.30      $  9.76      $ 10.00
                                                            ------      -------       ------      ------      -------      -------
Income (loss) from investment operations:
 Net investment income                                        0.42         0.88         0.95        0.49         1.15         0.58
 Net gains or losses in securities (both realized and
   unrealized)                                                0.22       (0.87)         1.42        0.02       (2.64)       (0.05)
                                                            ------      -------       ------      ------      -------      -------
   Total from investment operations                           0.64         0.01         2.37        0.51       (1.49)         0.53
                                                            ------      -------       ------      ------      -------      -------
Distributions to shareholders from:
 Net investment income                                        0.42         0.96         0.89        0.52         0.97         0.60
 Capital gains                                                  --           --           --          --           --         0.17
                                                            ------      -------       ------      ------      -------      -------
   Total dividends and distributions                          0.42         0.96         0.89        0.52         0.97         0.77
                                                            ------      -------       ------      ------      -------      -------
Net asset value, end of period                              $ 8.04      $  7.82       $ 8.77      $ 7.29      $  7.30      $  9.76
                                                            ======      =======       ======      ======      =======      =======
Total Return                                                  8.45%@      (0.17%)      34.12%       7.27%@     (15.93%)       5.47%@
Ratios/Supplemental Data:
 Net assets, end of period (in millions)                    $   36      $    35       $   20      $   26      $    19      $    12
Ratios to average net assets: #
 Net expenses                                                 1.25%        1.25%        1.25%       1.25%        1.25%        1.25%
 Net investment income                                       10.57%       11.20%       11.01%      12.28%       10.05%        9.71%
 Expenses without waivers and reimbursements                  1.64%        1.92%        1.95%       2.51%        2.09%        2.40%
 Net investment income without waivers, reimbursements
   and earnings credits                                      10.18%       10.53%       10.31%      11.02%        9.21%        8.56%
Portfolio turnover ^                                            70%         141%         295%        555%@        791%         182%@
------------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.
@ Not annualized
# Short periods have been annualized.
^ The portfolio turnover rates disclosed prior to September 10, 2001 are those of the Emerging Markets Debt Portfolio, of which the Fund invested all of its investable assets.


                       See notes to financial statements.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan
FAMILY OF FUNDS


U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Large Cap Growth Fund
Market Neutral Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select Equity Income Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International
     Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Small Company
     Opportunities Fund
Tax Aware U.S. Equity Fund

INTERNATIONAL EQUITY FUNDS
Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
     Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
     Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

SEMI-ANNUAL REPORT (UNAUDITED)



INVESTMENT ADVISER
JPMorgan Investment
Management, Inc.

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT
AND CUSTODIAN
JPMorgan Chase Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Simpson Thacher & Bartlett
Sullivan & Cromwell

INDEPENDENT
ACCOUNTANTS
PricewaterhouseCoopers LLP


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with JPMorgan Chase Bank. JPMorgan Chase Bank and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

The financial information in this report has been taken from the books and records of the funds without examination by independent accountants, who express no opinion thereto.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                       JPMorgan Funds Fulfillment Center
                               393 Manley Street
                        West Bridgewater, MA 02379-1039




        (C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. March 2002


                                                                     SAN-EMD-302